Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document and Entity Information
Entity Registrant Name	Palomar Holdings, Inc.
Entity Central Index Key	0001761312
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false